December 30, 2025	Ali R. Olia
T +1 617 951 7204
BY EDGAR	Ali.Olia@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Thornburg ETF Trust (the “Registrant”)
(Registration Nos. 333-282372 and 811-24005)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to Thornburg Core Plus Bond ETF, Thornburg Multi Sector Bond ETF, Thornburg International Equity ETF, and Thornburg International Growth ETF, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement (“Amendment No. 1”), and (b) that Amendment No. 1 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7204.

Very truly yours,

/s/ Ali R. Olia
Ali R. Olia